Victory Sycamore Established Value Fund Investment Strategy - Victory Sycamore Established Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in the equity securities of companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies considered to represent value.The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.The Fund may invest a portion of its assets in equity securities of foreign companies traded in the United States, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).As of September 30, 2026, the Russell Midcap® Value Index included companies with approximate market capitalizations between $1.8 billion and $116.5 billion. The size of companies in the index changes with market conditions and the composition of the index.The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.